RELATED PARTY BALANCES AND TRANSACTIONS - Transactions - Others (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
Loan provided to related parties			¥ 5,143
Investments disposed to a related party			¥ 3,061
Purchase from related parties	¥ 12,000	¥ 12,183